Annual Fund Operating Expenses - PGIM QMA SMALL-CAP VALUE FUND	Sep. 29, 2020
Class Z
Operating Expenses:
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	none
Component1 Other Expenses	none
Component2 Other Expenses	0.14%
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	0.74%
Fee Waiver or Reimbursement	(0.01%)
Net Expenses (as a percentage of Assets)	0.73%	[1],[2]
Class R
Operating Expenses:
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.75%
Component1 Other Expenses	none
Component2 Other Expenses	0.22%
Other Expenses (as a percentage of Assets):	0.22%
Expenses (as a percentage of Assets)	1.57%
Fee Waiver or Reimbursement	(0.26%)
Net Expenses (as a percentage of Assets)	1.31%	[1],[2]
Class A
Operating Expenses:
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.30%
Component1 Other Expenses	none
Component2 Other Expenses	0.31%
Other Expenses (as a percentage of Assets):	0.31%
Expenses (as a percentage of Assets)	1.21%
Fee Waiver or Reimbursement	(0.06%)
Net Expenses (as a percentage of Assets)	1.15%	[1],[2]
Class R6
Operating Expenses:
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	none
Component1 Other Expenses	none
Component2 Other Expenses	0.07%
Other Expenses (as a percentage of Assets):	0.07%
Expenses (as a percentage of Assets)	0.67%
Fee Waiver or Reimbursement	none
Net Expenses (as a percentage of Assets)	0.67%	[1],[2]
Class C
Operating Expenses:
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	1.00%
Component1 Other Expenses	none
Component2 Other Expenses	0.63%
Other Expenses (as a percentage of Assets):	0.63%
Expenses (as a percentage of Assets)	2.23%
Fee Waiver or Reimbursement	(0.01%)
Net Expenses (as a percentage of Assets)	2.22%	[1],[2]
Class R2
Operating Expenses:
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.10%	[3]
Component2 Other Expenses	5.32%
Other Expenses (as a percentage of Assets):	5.42%
Expenses (as a percentage of Assets)	6.27%
Fee Waiver or Reimbursement	(5.13%)
Net Expenses (as a percentage of Assets)	1.14%	[1],[2]
Class R4
Operating Expenses:
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	none
Component1 Other Expenses	0.10%	[3]
Component2 Other Expenses	1.90%
Other Expenses (as a percentage of Assets):	2.00%
Expenses (as a percentage of Assets)	2.60%
Fee Waiver or Reimbursement	(1.71%)
Net Expenses (as a percentage of Assets)	0.89%	[1],[2]

[1]	PGIM Investments LLC (PGIM Investments) has contractually agreed to waive and/or reimburse up to 0.01% of the fees and expenses from the Fund through November 30, 2021, to the extent that the Fund’s net annual operating expenses and acquired fund fees and expenses (exclusive of taxes, interest, distribution and service (12b-1) fees and certain extraordinary expenses) exceed 0.68% of the Fund’s average daily net assets on an annualized basis. Separately, PGIM Investments has contractually agreed, through November 30, 2021, to limit transfer agency, shareholder servicing, sub-transfer agency, and blue sky fees, as applicable, to the extent that such fees cause the Total Annual Fund Operating Expenses to exceed 1.14% of average daily net assets for Class R2 shares or 0.89% of average daily net assets for Class R4 shares. This contractual expense limitation excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Where applicable, PGIM Investments agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, Total Annual Fund Operating Expenses for Class R6 shares will not exceed Total Annual Fund Operating Expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by PGIM Investments may be recouped by PGIM Investments within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This waiver and expense limitation may not be terminated prior to November 30, 2021 without the prior approval of the Fund’s Board of Trustees.
[2]	The distributor of the Fund has contractually agreed through November 30, 2021 to reduce its distribution and service (12b-1) fees for the Fund’s Class A shares to 0.25% of the average daily net assets of the Class A shares of the Fund. Additionally, the distributor of the Fund has contractually agreed through November 30, 2021 to reduce its distribution and service (12b-1) fees for the Fund’s Class R shares to 0.50% of the average daily net assets of the Class R shares of the Fund. These waivers may not be terminated prior to November 30, 2021 without the prior approval of the Fund’s Board of Trustees.
[3]	“Shareholder service fee” reflects maximum allowable fees under a shareholder services plan.